Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 69.9%
Penn Series Flexibly Managed Fund*	148,121	$17,496,083
Penn Series Index 500 Fund*	769,442	46,820,517
Penn Series Large Cap Growth Fund*	40,262	1,951,499
Penn Series Large Cap Value Fund*	212,603	11,648,517
Penn Series Large Core Growth Fund*	144,917	5,830,011
Penn Series Large Core Value Fund*	215,638	7,808,264
Penn Series Large Growth Stock Fund*	70,906	7,762,815
Penn Series Mid Cap Growth Fund*	93,089	3,784,979
Penn Series Mid Cap Value Fund*	55,923	1,928,776
Penn Series Mid Core Value Fund*	235,404	9,750,426
Penn Series Real Estate Securities Fund*	277,358	9,693,654
Penn Series Small Cap Index Fund*	152,649	5,866,309
Penn Series SMID Cap Growth Fund*	37,537	1,906,121
Penn Series SMID Cap Value Fund*	90,073	3,843,426
TOTAL AFFILIATED EQUITY FUNDS (Cost $92,938,519)		136,091,397

AFFILIATED FIXED INCOME FUNDS — 16.8%
Penn Series Limited Maturity Bond Fund*	255,037	3,858,700
Penn Series Quality Bond Fund*	1,666,080	28,806,531
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $29,790,147)		32,665,231

AFFILIATED INTERNATIONAL EQUITY FUNDS — 12.8%
Penn Series Developed International Index Fund*	429,311	9,650,901
Penn Series Emerging Markets Equity Fund*	149,569	1,942,903
Penn Series International Equity Fund*	288,509	13,392,610
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $19,123,338)		24,986,414
TOTAL INVESTMENTS — 99.5% (Cost $141,852,004)		$193,743,042
Other Assets & Liabilities — 0.5%		1,032,695
TOTAL NET ASSETS — 100.0%		$194,775,737

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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